Investment Strategy - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund is a government money market fund, which means it invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by government securities or cash. Additionally, the fund has a policy to invest at least 80% of its assets in government securities and/or repurchase agreements collateralized by government securities. Government securities include any securities issued or guaranteed as to principal or interest by the United States and its agencies or instrumentalities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Thus, the fund invests its assets in high quality, very short term debt securities.
Because this fund is a government money market fund, both retail and institutional shareholders may invest in the fund. This fund does not have the ability to impose a liquidity fee on the sale of shares or temporarily suspend redemptions in response to decreases in liquidity.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund may purchase government securities through buy/sell back transactions. The fund may commit up to 35% of its total assets to such transactions.
The securities in which the fund invests may include adjustable rate securities, such as variable rate demand notes (VRDNs).
Because short-term, U.S. government securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Strategy Portfolio Concentration [Text]	The fund is a government money market fund, which means it invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by government securities or cash. Additionally, the fund has a policy to invest at least 80% of its assets in government securities and/or repurchase agreements collateralized by government securities.